CATALYST FUNDS

March 31, 2011

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Catalyst Funds, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Catalyst Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 52 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.   The main purpose of this filing is to address comments received from the staff with respect to Post-Effective Amendment No. 47, to provide financial statements and other updating information, to file an auditor’s consent, and to file a legal opinion and consent for the Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and Compass EMP Alternative Strategies Fund, each a series of the Trust (collectively, the “Funds”).

Additionally, on behalf of the Registrant and its principal underwriter, we hereby request acceleration of the effectiveness of this filing to April 1, 2011 or the earliest possible date thereafter.  This request for acceleration is being made to provide timely financial statements for the Funds as is necessary because of the change in the date of their fiscal year end from June 30 to November 30.  Absent acceleration, this filing would normally become effective on May 31, 2011.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Sincerely,

698149.31

Catalyst Funds

/s/ David F. Ganley

David F. Ganley

Secretary

Matrix Capital Group

/s/ David F. Ganley

David F. Ganley

Senior V.P.